Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 296,096,565.65
Total Fee Amount	40,890.94
Total Offset Amount	0.00
Net Fee	$ 40,890.94
Offering Table N/A
Offset Table N/A	N/A